Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Cash Flows from Operating Activities
Net loss	$ (11,978,000)	$ (7,020,000)	$ (10,053,000)	$ (3,284,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation of property and equipment	377,000	234,000	299,000	265,000
Depreciation of rental equipment	5,000
Amortization of intangible assets				42,000
Amortization of debt discount	2,262,000	15,000	713,000
Financing costs	1,554,000
Change in inventory reserve		60,000	60,000
Fair value of common stock issued for services	2,045,000	1,683,000	1,744,000	115,000
Fair value of vested options and warrants	1,309,000	1,085,000	1,768,000
Fair value of vested restricted stock units	225,000
Gain on forgiveness of SBA PPP loan		(38,000)	(38,000)
Changes in operating assets and liabilities
Accounts receivable	5,000	(17,000)	(17,000)	(1,000)
Inventory	(405,000)	(60,000)	(60,000)
Prepaids and other current assets	26,000		(87,000)
Accounts payable and accrued expenses	956,000	252,000	368,000	359,000
Deferred revenue	4,000
Net cash used in operating activities	(3,615,000)	(3,806,000)	(5,303,000)	(2,504,000)
Cash Flows from Investing Activities
Purchase of property and equipment	(50,000)	(20,000)	(20,000)	(390,000)
Purchase of rental equipment	(228,000)
Deposits on purchase of equipment		(625,000)	(1,351,000)
Net cash used in investing activities	(278,000)	(645,000)	(1,371,000)	(390,000)
Cash Flows from Financing Activities
Proceeds from sale of common stock	1,620,000	5,245,000	5,245,000	2,513,000
Proceeds from exercise of warrants	1,558,000
Proceeds from convertible notes payable		700,000	3,034,000
Proceeds from note payable				38,000
Deferred offering costs	(51,000)		(186,000)
Repayment of convertible notes	(100,000)
Repayment of loans payable	(9,000)	(5,000)	(7,000)
Repayment of patent purchase obligation		(100,000)	(100,000)
Repayment of related parties				68,000
Net cash provided by financing activities	3,018,000	5,840,000	7,986,000	2,619,000
Net increase (decrease) in cash	(875,000)	1,389,000	1,312,000	(275,000)
Cash beginning of period	1,715,000	403,000	403,000	678,000
Cash end of period	840,000	1,792,000	1,715,000	403,000
Supplemental disclosures of cash flow information:
Cash paid for interest	5,000	3,000	3,000
Cash paid for income taxes
Non-Cash Investing and Financing Activities:
Fair value of warrants recorded as a debt discount			2,482,000
Transfer of deposits on purchase of equipment to property and equipment			1,074,000
Reclassification of vendor deposits to property and equipment	247,000
Reclassification of vendor deposits to inventory	30,000
Issuance of loan payable for vehicle purchase	49,000			$ 40,000
Issuance of loan payable for vehicle purchase		$ 576,000